Receivables Monetization (Receivables Monetized and Deferred Consideration)(Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables Monetization [Abstract]
Monetized receivables sold	$ 791	$ 961
Deferred consideration	$ 274	$ 268